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AXS Dynamic Opportunity Fund
AXS Dynamic Opportunity Fund
Investment Objective
The investment objective of the AXS Dynamic Opportunity Fund (the “Fund”) is to seek long-term capital appreciation with a short-term focus on capital preservation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled “YOUR ACCOUNT WITH THE FUNDS — Purchase of Shares/Class A Shares Purchase Programs” on page 138, and in “APPENDIX A — Waivers and Discounts Available from Intermediaries” on page 176 of the Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AXS Dynamic Opportunity Fund - USD ($)	Class A Shares	Class I Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	1.00%	1.00%
Wire fee	$ 20	$ 20
Overnight check delivery fee	25	25
Retirement account fees (annual maintenance fee)	$ 15	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AXS Dynamic Opportunity Fund		Class A Shares	Class I Shares
Management fees		1.25%	1.25%
Distribution and service (Rule 12b-1) fees		0.25%	none
Other expenses	[1]	0.60%	0.60%
Short selling dividend and interest expense		0.07%	0.07%
All other expenses		0.53%	0.53%
Acquired fund fees and expenses		0.03%	0.03%
Total annual fund operating expenses	[2]	2.13%	1.88%
[1]	The total annual fund operating expenses and net operating expenses after fee waiver and/or expense reimbursements do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 2.40% and 2.15% of the average daily net assets of Class A and Class I shares of the Fund, respectively. This agreement is in effect for a period of two years from the date of the reorganization of the ACM Dynamic Opportunity Fund, a series of Northern Lights Fund Trust III, which occurred on April 28, 2023, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made by the advisor to the Fund for a period ending three years after the date of the waiver or payment. Such reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. Reimbursements of fees waived or payments made will be made on a “first in, first out” basis so that the oldest fees waived or payments are satisfied first.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Class A shares or Class I shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - AXS Dynamic Opportunity Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class A Shares	779	1,204	1,653	2,895
Class I Shares	191	591	1,016	2,201

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 649% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund seeks to achieve its investment objective by investing in domestic and foreign (including emerging markets) equity securities of any market capitalization. The Fund may also take long or short positions in index exchange traded funds (“ETFs”) to hedge the Fund’s equity portfolio.

The Fund’s advisor, AXS Investments, LLC (the “Advisor”), selects equity securities for the Fund that are experiencing meaningful breakouts. A “breakout” is a significant movement that involves a combination of price and trading volume in a given security. The Advisor further screens these breakout candidates to ensure they meet certain fundamental and technical criteria as determined by the Advisor such as earnings per share growth, revenue growth, and upward revisions of estimates and profitability of the issuers of the securities. The Advisor intends to sell a security when its price drops a certain percentage from its purchase price (“stop-loss”), or if the price drops below a key technical level (such as the 50-day moving price average for the security) in combination with a rise in trading volume. The Fund has no set holding period for any security and actively trades its portfolio investments, which may result in a high portfolio turnover rate.

The Fund’s investment strategies for short positions can include: (1) selling short an ETF or other security that tracks a broad or narrow market index, in hopes of buying the security at a future date at a lower price; (2) selling short common stocks; (3) buying a put option on an ETF or other security that tracks a broad or narrow market index; (4) buying an ETF or other security that is designed to appreciate in value when the value of a broad or narrow market index declines; (5) selling a covered call option on a security that the Fund owns for the duration of the option period; and (6) holding a short position in an ETF or other security that tracks a broad or narrow market index and adding to the Fund’s long positions in particular stocks by a corresponding amount.

The use of short positions or “hedges” is designed to adjust the overall net exposure of the portfolio to limit the Fund’s downside exposure to declines in the overall market. A fund’s net exposure is the percentage of assets invested in long positions minus the percentage of assets invested in short positions (“hedges”). The net long exposure of the Fund can fluctuate anywhere between 0% long and 100% long. For example, if the Fund is 50% invested in long positions while simultaneously being 50% invested in hedges, the net long exposure would equal zero percent. The Advisor monitors numerous broad market indexes and several key moving averages and intends to close short positions as select market indexes rise above certain moving averages as identified by the Advisor.

Principal Risks of Investing
Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class I shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the S&P 500 Total Return Index, a broad-based market index, and additional indices. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.axsinvestments.com or by calling the Fund at 1-833-AXS-ALTS (1-833-297-2587). The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

The Fund acquired the assets and liabilities of the ACM Dynamic Opportunity Fund, a series of Northern Lights Fund Trust III (the “Predecessor Fund”), following the reorganization of the Predecessor Fund on April 28, 2023. As a result of the reorganization, the Fund will be the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and performance table below for the periods prior to April 28, 2023 reflect the performance of the Predecessor Fund prior to the commencement of the Fund’s operations.

Calendar-Year Total Return (before taxes) for Class I Shares

For each calendar year at NAV

Class I Shares
Highest Calendar Quarter Return at NAV	11.51%	Quarter Ended 09/30/2020
Lowest Calendar Quarter Return at NAV	(8.66)%	Quarter Ended 12/31/2018

Average Annual Total Returns (for periods ended December 31, 2023)
Average Annual Returns - AXS Dynamic Opportunity Fund	Label	One Year		Five Years		Since Inception		Inception Date
Class I Shares	Return Before Taxes	6.71%		3.32%		3.71%		Jan. 20, 2015
Class A Shares	Return Before Taxes	0.32%		1.89%		2.81%		Jan. 20, 2015
Return Before Taxes | Class I Shares	Return After Taxes on Distributions	6.20%	[1]	2.44%	[1]	3.19%	[1]
Return After Taxes on Distributions and Sale of Fund Shares | Class I Shares	Return After Taxes on Distributions and Sale of Fund Shares	4.03%	[1]	2.38%	[1]	2.81%	[1]
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)1	S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	26.29%	[2]	15.69%	[2]	12.14%	[2]	Jan. 20, 2015	[2]
Wilshire Liquid Alternative Global Macro IndexSM (reflects no deduction for fees, expenses or taxes)2	Wilshire Liquid Alternative Global Macro IndexSM (reflects no deduction for fees, expenses or taxes)	(3.21%)	[3]	3.25%	[3]	0.89%	[3]	Jan. 20, 2015	[3]
S&P 500 (Price) Index (reflects no deduction for fees, expenses or taxes)3	S&P 500 (Price) Index (reflects no deduction for fees, expenses or taxes)	24.23%	[4]	13.73%	[4]	10.07%	[4]	Jan. 20, 2015	[4]
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I Shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I.
[2]	The S&P 500 Total Return Index is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.
[3]	The Wilshire Liquid Alternative Index℠ measures the collective performance of the five Wilshire Liquid Alternative strategies that make up the Wilshire Liquid Alternative Universe. Created in 2014, with a set of time series of data beginning on December 31, 1999, the Wilshire Liquid Alternative Index (WLIQA) is designed to provide a broad measure of the liquid alternative market by combining the performance of the Wilshire Liquid Alternative Equity Hedge Index (WLIQAEH), Wilshire Liquid Alternative Global Macro Index (WLIQAGM), Wilshire Liquid Alternative Relative Value Index (WLIQARV), Wilshire Liquid Alternative Multi-Strategy Index (WLIQAMS), and Wilshire Liquid Alternative Event Driven Index (WLIQAED).
[4]	The S&P 500 Price Index is a stock market index that measures the stock performance of 500 large companies listed on the stock exchange. Investors cannot invest directly in an index.